Significant events for the year ended December 31, 2025 and the three-month period ended March 31, 2026 and subsequent events	3 Months Ended
Mar. 31, 2026
Accounting Principles [Abstract]
Significant events for the year ended December 31, 2025 and the three-month period ended March 31, 2026 and subsequent events	Significant events for the year ended December 31, 2025 and the three-month period ended March 31, 2026 and subsequent events
Note 3.1. For the year ended December 31, 2025
Share-based compensation plans – January-November 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on January 1 of each year.
In February, March, May, August and November 2025, the Group issued eight free-share compensation plans to certain of its officers and employees, representing a maximum of 6,280,727 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 123,102 2025-2 AGAs, which vest at the end of a two-year period from the allocation date, and the 50,000 2025-5 AGAs , which vest only upon the achievement of milestones related to clinical studies). Moreover, the vesting of almost half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before a certain date.
In April 2025, the Group granted to one of its Board members the right to subscribe up to 39,370 share warrants (BSA), the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on May 1 of each year. The BSAs were subscribed in May 2025.
The detailed terms and conditions of these plans are set forth in Note 14.
Change in management – April 2025
On April 22, 2025, the Group announced the appointment of Dominik Höchli, MD to the Board of Directors of Abivax, effective immediately.
Completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC - April 2025
On April 29, 2025, the Group announced the completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC.
Publication of positive Phase 3 results from both ABTECT 8-week induction trials investigating obefazimod, in moderate to severely active UC – July 2025
On July 22, 2025, the Group announced the positive results of the ABTECT-1 and ABTECT-2 induction trials in patients with moderately to severely active UC. ABTECT-1 and 2 are global, multicenter, randomized, double-blind, placebo-controlled trials assessing once-daily oral administration of obefazimod at 25 mg or 50 mg doses in adult patients with moderately to severely active
UC. Eligible participants had inadequate response, loss of response, or intolerance to conventional and/or advanced therapies.
Following this announcement and that of its Offering completed on July 28, 2025 (see Completion of a public offering – July 2025 within this section), the Group’s share price increased significantly, from €6.64 as of June 30, 2025, to €57.00 as of July 28, 2025.
At the same time, the Group reassessed the probability of success (“POS”) of obtaining a future market authorization for obefazimod in UC, to reflect a reduced level of uncertainty following positive Phase 3 results.
The main financial effects of this event on the Group’s financial statements are the following:
•A significant increase in the carrying value of the royalty certificates, measured at amortized cost, reflecting an increase in the projected probability-weighted cash flows of the instrument, following the reassessment of the POS (see Note 15.5),
•Significant changes in the carrying value of the Group’s financial liabilities measured at fair value through profit or loss, i.e.
the Kreos / Claret BSA, the Kreos / Claret MRI and the Heights convertible notes (the latter as well as the Kreos / Claret BSA being converted into ordinary shares at the request of the noteholders in July and August 2025, see Conversion of the Heights
convertible notes, Kreos OCABSA and Kreos / Claret BSA and prepayment of the Kreos / Claret Tranches B and C bond loans – July-December 2025 below and Notes 15.1 and 15.2),
•Significant changes in the disclosure of the fair values of other financial instruments measured at amortized cost (i.e. the royalty certificates, the debt components of (i) the Kreos / Claret OCABSA (Tranche A, converted into shares in August
2025) and (ii) Tranche B and C bond loans; these fair value changes are not expected directly to impact the future financial position and net loss of the Group - see Note 15),
•A significant increase in provisions related to employer contributions on AGAs (the contribution being based on the vesting date share price - see Note 14).
Completion of a public offering – July 2025
On July 28, 2025, the Group announced the completion of an underwritten public offering of 11,679,400 ADSs (the “Offering”) at a price of $64.00 per ADS (corresponding to €54.58 per ordinary share, based on the exchange rate of €1.00 = $1.1726 as published by the European Central Bank on July 23, 2025). The aggregate gross proceeds amounted to approximately $747.5 million, equivalent to approximately €637.5 million, before deduction of underwriting commissions and estimated expenses, and the net proceeds, after deducting underwriting commissions and estimated offering expenses, were approximately $700.3 million, equivalent to approximately €597.2 million. The net cash from the Offering of €608.1 million presented within the Unaudited Condensed Interim
Statements of Cash Flows also includes the effect of a net foreign exchange gain resulting from the favorable change in the euro to
U.S. dollar exchange rate between the closing of the Offering and the date of receipt of funds.
The Group believes that the net proceeds from the Offering, together with its current cash and cash equivalents, will allow it to finance its operations into the fourth quarter of 2027, allowing it to reach 12 months of expected cash runway following the planned NDA submission for UC, assuming positive results from its Phase 3 maintenance trial (see Note 2 above "Going concern").
Conversion of the Heights convertible notes, Kreos OCABSA and Kreos / Claret BSA and prepayment of the Kreos / Claret Tranches
B and C bond loans – July-December 2025
On July 23 and July 30, 2025, the Group received notices from entities affiliated with Heights Capital Management, which hold amortizing senior convertible notes of the Group issued in August 2023 (the “Height convertible notes”), for the immediate conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the outstanding principal amount of €21.9 million) into
920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share in accordance with the terms and conditions of the convertible notes.
On August 8, 2025, Kreos Capital VII (UK) Limited converted its portion of the Tranche A of the Kreos / Claret Financing (the Kreos
OCABSA), resulting in the issuance of 785,389 ordinary shares. In addition, on July 30, 2025 Kreos Capital VII Aggregator SCSp exercised its share warrants (the tranche A-B BSA and tranche C BSA) resulting in the issuance of 319,251 ordinary shares of the
Group.
On August 28, 2025, Claret European Growth Capital Fund III SCSp exercised its share warrants (the tranche A-B BSA and tranche C
BSA) resulting in the issuance of 206,662 ordinary shares of the Group.
On November 25, 2025, Claret European Growth Capital Fund III SCSp converted its portion of the Tranche A portion of the Kreos /
Claret Financing (the Claret OCABSA), resulting in the issuance of 392,695 ordinary shares of the Group.
On December 23, 2025, the Group completed the full prepayment of the outstanding balances of Tranches B and C of the Kreos /
Claret Financing. The repayment amount, including end-of-loan exit fees and prepayment fees, amounts to 33,823 thousand.
Following these transactions, the Group no longer holds any debt related to the Kreos / Claret and Heights Financings.
The impacts of these operations on the Group's financial statements are set forth in Note 15.1 and 15.2.
Admission to the CAC Mid 60 and SBF 120 indices - September 2025
Following the annual review of the Euronext Paris indices on September 11, 2025, the Scientific Council of the Indices has decided to admit the Company to the CAC Mid 60 and SBF 120 indices. This decision took effect on Friday, September 19, 2025, after market close. The CAC Mid 60 and SBF 120 are key indices on the Euronext Paris exchange, representing mid-sized listed companies and a broader selection of 120 major securities, respectively.
Note 3.2. For the three-month period ended March 31, 2026
Share-based compensation plans – February and March 2026
In February and March 2026 certain of the Group's officers and employees were allocated  47,500 AGAs (AGA plan 2026-1), 294,476
(AGA plan 2026-2), 1,619 (AGA plan 2026-3) in the aggregate, the vesting of which is subject to the following service condition:
50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date.
In February 2026, the Group granted its independent Board members, as well as a board observer and advisor, the right to subscribe up to 23,477 share warrants (BSA) in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of
25% each, vested on each February 1st thereafter. The BSAs were subscribed in February 2026.
Changes in Management - March 2026
In March 2026, the Group appointed Michael Nesrallah, MBA, as Chief Commercial Officer, Keith Fournier, Ph.D., as Senior Vice
President of Global Regulatory Affairs, and Maurus de la Rosa, Ph.D., Senior Vice President of Research.
In March 2026, Sofinnova Partners, represented by Dr. Kinam Hong, stepped down from the Group's Board of Directors.
In light of Dr. Didier Scherrer's departure from his role as Chief Scientific Officer, the Group entered into a settlement agreement
("protocole d’accord transactionnel") with Dr. Didier Scherrer under which:
•Dr. Scherrer received a balance of notice pay in the total gross amount of €278 thousand, together with a contractual severance indemnity of €240 thousand (net);
•the Group waived the continued employment condition attached to 77,050 free shares previously granted to Dr. Scherrer;
•the Group waived the continued employment condition for a further 40,200 free shares, subject to specific performance conditions;
•the remaining 217,750 free shares previously granted to Dr. Scherrer are lapsed; and
•Dr. Scherrer irrevocably waived all claims and renounced any legal action against the Group.
The accounting treatment of this transaction is set forth in Note 14.
Note 3.3. Subsequent events
Repurchase of royalty certificates – May 2026
On May 4, 2026, the Group entered into a purchase agreement with the holders of its royalty certificates (TCG Crossover Fund I, L.P.,
VHCP ABVX Holdings, LLC, Deep Track Biotechnology Master Fund, Ltd., Sofinnova Crossover I SLP, Invus Public Equities, L.P.,
FPCI BioMedTech and Santé Holdings Srl, together referred to as the “Holders”). Pursuant to the agreement, the Holders agreed to sell, and the Group agreed to purchase, all of the royalty certificates for a purchase price equal to $90 million (equivalent to approximately €76.5 million), of which $45 million was paid in cash on May 7, 2026.
The Holders granted the Group an interest-free vendor’s loan ("crédit vendeur") in a total amount equal to the remaining $45 million, to be reinvested in the Group's securities by way of set off against the subscription price of 403,347 ordinary shares in the form of
ADSs to be issued by the Group to the Holders, at an offering price of $111.57 per ADS (corresponding to €95.34 per ordinary share, based on the exchange rate of €1.00 = $1.1702 as published by the European Central Bank on April 30, 2026). The set-off and the
corresponding issuance and delivery of the ADSs to the Holders occurred on May 7, 2026. The vendor's loan was fully extinguished at that date.
The royalty certificates repurchased by the Group were immediately cancelled by the Group.
Based on the information available as of the date of issuance of the financial statements, the estimated impact in profit or loss of the repurchase of the royalty certificates on May 7, 2026 is expected to result in an expense of approximately €43.0 million, to be recognized in the second quarter of 2026. The amount corresponds to the difference between the certificates' carrying amount on the repurchase date of €33.5 million and the total consideration transferred, comprising cash and equity consideration of €38.2 million each, based on the exchange rate prevailing on that date. Consequently, the €6.1 million deferred tax liability recognized in the
Group's statements of financial position as of March 31, 2026 will be derecognized, and a corresponding tax income will be recognized (see Note 22).
On May 7, 2026, the Group filed a prospectus supplement to its effective shelf registration statement on Form F-3ASR filed with the
Securities and Exchange Commission on July 23, 2025, for the purpose of registering for resale up to 403,347 ADSs held by the
Holders.